Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 25, 2017
Registrant Name	dei_EntityRegistrantName	HIGHLAND FLOATING RATE OPPORTUNITIES FUND II
Central Index Key	dei_EntityCentralIndexKey	0001710680
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2017
Prospectus Date	rr_ProspectusDate	Aug. 25, 2017